Finance income (expense) (Tables)	12 Months Ended
Dec. 31, 2017
Finance Income Expense Details 1
Disclosure of detailed information about finance income (expenses) [text block]
(€ million)	2017	2016	2015
Finance income (expense)
Finance income	3,924	5,850	8,635
Finance expense	(5,886)	(6,232)	(10,104)
Net finance income (expense) from financial assets held for trading	(111)	(21)	3
	(2,073)	(403)	(1,466)
Income (expense) from derivative financial instruments	837	(482)	160
	(1,236)	(885)	(1,306)

Disclosure of detailed information about type of net finance income or expense [text block]

The breakdown by lenders or type of net finance income or expense is provided below:

(€ million)	2017	2016	2015
Finance income (expense) related to net borrowings
Interest and other finance expense on ordinary bonds	(638)	(639)	(740)
Interest due to banks and other financial institutions	(113)	(118)	(98)
Net finance income (expense) from financial assets held for trading	(111)	(21)	3
Interest from banks	12	15	19
Interest and other income from financial receivables and securities held for non-operating purposes	16	37	2
	(834)	(726)	(814)
Exchange differences
Positive exchange differences	3,549	5,579	8,400
Negative exchange differences	(4,454)	(4,903)	(8,754)
	(905)	676	(354)
Other finance income (expense)
Interest and other income on financing receivables and securities held for operating purposes	128	143	120
Capitalized finance expense	73	106	166
Finance expense due to the passage of time (accretion discount)(a)	(264)	(312)	(291)
Other finance (expense)	(271)	(290)	(293)
	(334)	(353)	(298)
	(2,073)	(403)	(1,466)

___________

(a)	The item related to the increase in provisions for contingencies that are shown at present value in non-current liabilities.

Disclosure of detailed information about Finance income loss on derivative financial instruments [Text Block]

Finance income (loss) on derivative financial instruments consisted of the following:

(€ million)	2017	2016	2015
Derivatives on exchange rate	809	(494)	96
Derivatives on interest rate	28	(12)	31
Options		24	33
	837	(482)	160